Revenue from collaboration agreements - Summary of revenue from collaboration agreements (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 5,189	€ 6,896	€ 12,592	€ 13,936
Amgen
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	260	561	517	2,712
Genmab
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	2,105	2,501	4,341	4,515
BMS
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	1,297	3,241	4,590	5,664
GSK
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 1,527	€ 593	€ 3,144	€ 1,045